SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Revenue percentage	8.00%
Amount collected from customers	$ 400,794	$ 389,421
Accounts payable to government	12,368	10,614
Company received government subsidies	$ 29,305	22,270	$ 169,675
Effective likelihood income tax	greater than 50% likelihood
Unrecognized uncertain tax	$ 0	0
Unrecognized uncertain tax		$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1.3552
Minimum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1